Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Sep. 30, 2018
Debt Instrument [Line Items]
Interest expense		$ 8,522,000	$ 2,003,000
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 41,578,000	0	41,578,000
Gain on extinguishment of convertible loan		$ 36,800,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Long term debt month of maturity		April 2022
Newtek Business Finance LLC [Member] | Paycheck Protection Programme Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 10,000,000.0
Long term debt month of maturity		July 2023
Interest expense		$ 100,000	$ 100,000
Long term debt bearing fixed interest rate percentage		1.00%
Long term debt moratorium period		6 months
Blue Torch [Member] | First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long term debt month of maturity			November 2023
Long term debt effective interest rate percentage over time		14.90%	14.90%
Interest expense		$ 4,200	$ 700
Long term debt net of unamortized debt issuance costs and including unamortized premium		37,000,000.0
Gain on extinguishment of convertible loan		700,000
Unamortized debt issuance costs		$ 1,200,000
Factor used in determining base rate percentage		100.00%
Gain loss on extinguishment of debt, Gross		$ 4,000,000.0
Debt instrument, Unamortized discount		$ 3,300,000
Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal		3.00%
Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal		2.00%
Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal		1.00%
Blue Torch [Member] | First Lien Term Loan [Member] | After Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal		0.00%
Blue Torch [Member] | First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		10.00%
Debt instrument base rate percentage		1.00%
Debt instrument base rate spread percentage	1.00%
Blue Torch [Member] | First Lien Term Loan [Member] | Reference Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		9.00%
Debt instrument base rate percentage	2.00%		2.00%
Debt instrument base rate spread percentage	0.50%
Loan And Security Agreement [Member] | Triple Point Venture Growth BDC Corporation [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 10,000,000.0
Debt instrument variable interest rate spread		5.25%
Long term debt month of maturity		September 2021
Long term debt effective interest rate percentage over time			13.90%
Interest expense			$ 1,100,000
Convertible Unsecured Subordinated Debt Agreement [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage	90.00%		90.00%
Long term debt other than line of credit maximum borrowing limits				$ 75,000,000.0	$ 50,000,000.0
Convertible Unsecured Subordinated Debt Agreement Amendment [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 75,000,000.0
Long term debt month of maturity		May 2024
Long term debt bearing fixed interest rate percentage	14.00%	8.00%	14.00%
Long term debt other than line of credit maximum borrowing limits	$ 70,000,000		$ 70,000,000
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 43,500,000		43,500,000
Convertible Unsecured Subordinated Debt Agreement Amendment [Member] | Convertible Subordinated Debt [Member] | Prospective Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from stock issuance			$ 75,000,000.0